Quarterly Holdings Report
for
Fidelity® Disruptive Finance Fund
February 28, 2023
DSF-NPRT3-0423
1.9897384.102
Common Stocks - 99.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 1.1%
Internet & Direct Marketing Retail - 1.1%
MercadoLibre, Inc. (a)	419	511,180
FINANCIALS - 65.6%
Banks - 18.0%
DBS Group Holdings Ltd.	68,130	1,726,428
DNB Bank ASA	72,059	1,437,953
FinecoBank SpA	97,828	1,691,778
Pathward Financial, Inc.	13,520	689,655
Signature Bank	16,041	1,845,517
SVB Financial Group (a)	3,648	1,051,025
		8,442,356
Capital Markets - 16.4%
BlackRock, Inc. Class A	3,229	2,226,169
Brookfield Corp. Class A	29,971	996,536
Cboe Global Markets, Inc.	7,008	884,199
Intercontinental Exchange, Inc.	14,882	1,514,988
MSCI, Inc.	1,651	862,070
Tradeweb Markets, Inc. Class A	8,237	583,921
Virtu Financial, Inc. Class A	34,559	635,194
		7,703,077
Consumer Finance - 7.2%
Ally Financial, Inc.	16,330	490,717
Capital One Financial Corp.	18,935	2,065,430
NerdWallet, Inc. (a)	40,183	829,377
		3,385,524
Diversified Financial Services - 3.0%
Apollo Global Management, Inc.	19,928	1,412,895
Insurance - 17.3%
Arch Capital Group Ltd. (a)	42,891	3,002,371
Arthur J. Gallagher & Co.	7,994	1,497,676
BRP Group, Inc. (a)	83,956	2,412,895
Hiscox Ltd.	85,183	1,168,071
		8,081,013
Thrifts & Mortgage Finance - 3.7%
NMI Holdings, Inc. (a)	53,254	1,242,948
PennyMac Financial Services, Inc.	8,156	493,193
		1,736,141
TOTAL FINANCIALS		30,761,006
INDUSTRIALS - 6.5%
Professional Services - 6.5%
Equifax, Inc.	11,589	2,347,120
Verisk Analytics, Inc.	4,186	716,266
		3,063,386
INFORMATION TECHNOLOGY - 24.2%
IT Services - 21.8%
Adyen BV (a)(b)	1,154	1,635,714
Block, Inc. Class A (a)	5,457	418,716
Dlocal Ltd. (a)	103,975	1,553,387
Flywire Corp. (a)	18,436	455,922
MasterCard, Inc. Class A	6,699	2,380,088
Repay Holdings Corp. (a)	61,601	522,376
Visa, Inc. Class A	11,968	2,632,242
Worldline SA (a)(b)	14,860	618,956
		10,217,401
Software - 2.4%
Black Knight, Inc. (a)	19,021	1,133,652
TOTAL INFORMATION TECHNOLOGY		11,351,053
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Homes 4 Rent Class A	20,442	634,111
Real Estate Management & Development - 0.3%
Doma Holdings, Inc. Class A (a)(c)	283,301	161,482
TOTAL REAL ESTATE		795,593
TOTAL COMMON STOCKS (Cost $42,580,564)		46,482,218

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (d)	457,111	457,203
Fidelity Securities Lending Cash Central Fund 4.63% (d)(e)	81,192	81,200
TOTAL MONEY MARKET FUNDS (Cost $538,403)		538,403

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $43,118,967)	47,020,621
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(93,570)
NET ASSETS - 100.0%	46,927,051

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,254,670 or 4.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	129,104	7,343,549	7,015,450	4,899	-	-	457,203	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	798,225	16,041,270	16,758,295	3,482	-	-	81,200	0.0%
Total	927,329	23,384,819	23,773,745	8,381	-	-	538,403

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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